Commitments, Guarantees and Pledged Assets - Additional Information (Detail) - CAD ($)	Oct. 31, 2021	Oct. 31, 2020
Underwriting commitments [member]
Disclosure of commitments and contingencies [Line Items]
Underwriting commitments	$ 268,000,000	$ 94,000,000
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Securities lending transactions with third parties	68,000,000,000.0	64,300,000,000
Private equity funds 1 [member] | Top of range [member] | Investment commitments [member]
Disclosure of commitments and contingencies [Line Items]
Commitments	337,000,000	212,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	8,600,000,000	8,000,000,000.0
Credit risk [member] | Securities lending [member] | Joint ventures [member] | Bank of new york mellon [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	$ 81,700,000,000	$ 78,100,000,000